EQUIPMENT AND INTANGIBLES	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Equipment and Intangibles [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 2	EQUIPMENT AND INTANGIBLES

(A)   Equipment
At March 31, 2012 and September 30, 2011 equipment is as follows:

	March 31, 2012	September 30, 2011
Computer Equipment	$9,498	$8,818
Website Costs	$1,500	$1,500
Less accumulated depreciation and amortization	$(4,996)	$(3,848)
	$6,002	$6,470

Depreciation and amortization expense for the six months ended March 31, 2012 and 2011 and the period from August 14, 2007(Inception) to March 31, 2012, was $1,148, $489 and $4,996, respectively.

(B)  Intangibles
On February 12, 2012 and March 28, 2011, Next Fuel acquired the rights to certain intellectual property, as further described below.  These rights were acquired through the issuance of stock options and minimal cash consideration in February 2012 (see Note 4) and the issuance of shares of the Company’s common stock and stock warrants in March 2011 (see Note 3).  The intellectual property rights that were acquired were in the form of the rights to new technologies.  Provisional patent applications were filed for each.  Due to early stage and requirement for further development of these technologies, the fact that Next Fuel is a development stage company, and the current significant uncertainty of recoverability in the future; the Company has expensed the costs of these transactions to research and development at the time of the acquisitions.

Although the company has expensed these technologies, the company believes that this intellectual property and associated patent applications were instrumental in the company’s ability to raise $1,525,000 in April 2012.   The company believes there is a large market for new green technology associated with clean coal initiatives and the acquired technology will position the company to take advantage and participate in this market if this market grows and we develop this technology.

 In February 2012, Next Fuel acquired the rights to two new technologies from individual inventors (LPV Technology and CTP Technology described below).  Both technologies are early stage and will require further development before we understand their full commercial potential. Provisional U. S. patent applications were filed for each.

Low Energy-input Pervaporation (LPV) Technology.
The LPV Technology we acquired brings an opportunity to expand our energy related technology to clean up water used in oil and natural gas production, including Frac drilling.  We believe this technology will allow us to treat water that contains the most challenging, high salt- and total dissolved solids used or produced in U. S. oil & gas operations.  This new technology could provide the oil and gas industry with a new cost-effective method for treating this type of waste water and dealing with environmental restrictions on their operations.  If the Government continues to strengthen environmental regulations for the oil and gas industry, we believe demand for new water treatment technologies are likely to increase.  Although we do not expect significant revenue during this fiscal year, the LPV Technology could begin producing revenue in 2013.

Carbon Dioxide to Product (CTP) Technology
The CTP Technology we acquired targets the emerging market of carbon footprint elimination.  Our CTP Technology will convert carbon dioxide from sources such as power plants and other fossil fuel burning industry into value added organic compounds.  This process will also close the carbon loop by returning carbon to sold form instead of releasing it into the air.  We expect that our CTP Technology will have minimum energy input and the feedstock is the waste gas from stack emissions.  If we bring this technology to the market, we expect to derive revenue both from the operators of power plants for cleaning the feedstock (carbon dioxide) and from selling the products the CTP Technology produces.  We currently do not have a plan or schedule for commercializing this very early stage technology.

Although the company has expensed these technologies, it is the company’s belief that this intellectual property and associated patent applications may provide growth opportunities for the company in the highly competitive markets associated with O&G produced water and CO2 sequestration.  Given the early stage of the two technologies acquired, the company believes they will not make significant contributions to the company's business for several years.

NOTE 2	PROPERTY AND EQUIPMENT

At September 30, 2011 and September 30, 2010 property and equipment is as follows:

	September 30, 2011	September 30, 2010

Computer Equipment	$8,818	$4,908
Website Costs	1,500	-
Less accumulated depreciation and amortization	(3,848)	(2,535)
	$6,470	$2,373

Depreciation and amortization expense for the years ended September 30, 2011 and 2010 and the period from August 14, 2007(Inception) to September 30, 2011 was $1,312, $982 and $3,848 respectively.